Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends Payable [Line Items]
Amount	$ 356	$ 319	$ 209
Payment One FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Oct. 28, 2020
Payment Date	Oct. 29, 2020
Amount	$ 82
Payment Two FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Jul. 29, 2020
Payment Date	Jul. 30, 2020
Amount	$ 92
Payment Three FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Apr. 29, 2020
Payment Date	Apr. 30, 2020
Amount	$ 91
Payment Four FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 19, 2020
Payment Date	Feb. 20, 2020
Amount	$ 91
Payment One FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date		Oct. 29, 2019
Payment Date		Oct. 31, 2019
Amount		$ 106
Payment Two FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date		Jul. 30, 2019
Payment Date		Jul. 31, 2019
Amount		$ 71
Payment Three FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date		May 01, 2019
Payment Date		May 02, 2019
Amount		$ 71
Payment Four FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date		Feb. 20, 2019
Payment Date		Feb. 22, 2019
Amount		$ 71